Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Derivative Financial Instruments for Hedge Accounting and Trading Purposes (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	$ 3,982,803	$ 3,154,957
Fair Value Liabilities	3,673,591	2,938,034
Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	306,472	203,868
Fair Value Liabilities	162,450	144,069
Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	3,676,331	2,951,089
Fair Value Liabilities	3,511,141	2,793,965
Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	381,409	411,310
Fair Value Liabilities	333,356	420,456
Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	929,096	849,635
Fair Value Liabilities	775,122	764,890
Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	2,364,546	1,686,122
Fair Value Liabilities	2,401,306	1,606,296
Currency call options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	195	3,805
Fair Value Liabilities	271	1,758
Currency put options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	1,085	217
Fair Value Liabilities	1,086	565
Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,236,846	2,029,773
Fair Value Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	213,579	152,011
Fair Value Liabilities	61,705	51,726
Fair Value Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	74,894	47,463
Fair Value Hedges [Member] | Currency Swap Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	9,666
Fair Value Liabilities		1,479
Fair Value Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,161,952	1,982,310
Fair Value Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	203,913	152,011
Fair Value Liabilities	61,705	50,247
Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,633,896	3,427,756
Cash Flow Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	6,013	13,041
Fair Value Liabilities	33,350	26,321
Cash Flow Hedges [Member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,552,797	2,832,572
Cash Flow Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	3,919	4,174
Fair Value Liabilities	33,112	17,798
Cash Flow Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		125,747
Cash Flow Hedges [Member] | Currency Swap Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets		6,145
Fair Value Liabilities		2,703
Cash Flow Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	81,099	469,437
Cash Flow Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	2,094	2,722
Fair Value Liabilities	238	5,820
Hedges of net investment in foreign operations [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	86,880	38,816
Fair Value Liabilities	67,395	66,022
Hedges of net investment in foreign operations [member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	86,880	38,816
Fair Value Liabilities	67,395	66,022
Up to three months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	23,753,318	27,353,040
Up to three months [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,704,562	3,679,576
Up to three months [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	20,048,756	23,673,464
Up to three months [member] | Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	12,096,016	16,150,708
Up to three months [member] | Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	581,791	400,434
Up to three months [member] | Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,334,563	7,032,223
Up to three months [member] | Currency call options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	22,836	66,195
Up to three months [member] | Currency put options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	13,550	23,904
Up to three months [member] | Cash Flow Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,661,848	1,459,105
Up to three months [member] | Cash Flow Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,657,848	1,426,697
Up to three months [member] | Cash Flow Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,000	32,408
Up to three months [member] | Hedges of net investment in foreign operations [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,042,714	2,220,471
Up to three months [member] | Hedges of net investment in foreign operations [member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,042,714	2,220,471
3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	18,910,724	23,611,250
3 months to 1 year [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	965,569	1,371,790
3 months to 1 year [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	17,945,155	22,239,460
3 months to 1 year [member] | Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,613,044	7,076,919
3 months to 1 year [member] | Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,885,647	1,708,006
3 months to 1 year [member] | Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	12,399,277	13,297,091
3 months to 1 year [member] | Currency call options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	30,887	101,563
3 months to 1 year [member] | Currency put options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	16,300	55,881
3 months to 1 year [member] | Fair Value Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	201,193	29,342
3 months to 1 year [member] | Fair Value Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	201,193	29,342
3 months to 1 year [member] | Cash Flow Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	746,075	896,398
3 months to 1 year [member] | Cash Flow Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	716,842	849,243
3 months to 1 year [member] | Cash Flow Hedges [Member] | Currency Swap Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		47,155
3 months to 1 year [member] | Cash Flow Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	29,233
3 months to 1 year [member] | Hedges of net investment in foreign operations [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	18,301	446,050
3 months to 1 year [member] | Hedges of net investment in foreign operations [member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	18,301	446,050
More than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	70,915,083	75,628,987
More than 1 year [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,261,626	3,072,685
More than 1 year [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	68,653,457	72,556,302
More than 1 year [member] | Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,174,636	1,508,978
More than 1 year [member] | Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	16,062,393	12,764,763
More than 1 year [member] | Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	51,416,428	58,281,439
More than 1 year [member] | Currency call options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		748
More than 1 year [member] | Currency put options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value		374
More than 1 year [member] | Fair Value Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,035,653	2,000,431
More than 1 year [member] | Fair Value Hedges [Member] | Currency Swap Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	74,894	47,463
More than 1 year [member] | Fair Value Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,960,759	1,952,968
More than 1 year [member] | Cash Flow Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	225,973	1,072,254
More than 1 year [member] | Cash Flow Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	178,107	556,633
More than 1 year [member] | Cash Flow Hedges [Member] | Currency Swap Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		78,592
More than 1 year [member] | Cash Flow Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 47,866	$ 437,029